Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 35,829	$ 32,361
Allowance for credit losses on impaired loans, other credit instruments [Member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	27	27
Allowance for credit losses on performing loans, other credit instruments [member] | Related to collective allowances [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 204	$ 136